Fees and Expenses	Feb. 01, 2026
Alpha Architect US Equity ETF
Prospectus [Line Items]
Operating Expenses Caption [Optional Text]	Effective May 1, 2026, the “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Summary Prospectus and Prospectus are deleted in their entirety and replaced as follows:ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Expense Example [Heading]	Effective May 1, 2026, the“Example” section of the Fund’s Summary Prospectus and Prospectus are deleted in their entirety and replaced with the following:EXAMPLE
Expense Example Narrative [Text Block]	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then hold or sell all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example.
Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Alpha Architect US Equity 2 ETF
Prospectus [Line Items]
Other Expenses, New Fund, Based on Estimates [Text]	Other Expenses are estimated for the current fiscal year.
Operating Expenses Caption [Optional Text]	Effective May 1, 2026, the “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Summary Prospectus and Prospectus are deleted in their entirety and replaced as follows:ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Expense Example [Heading]	Effective May 1, 2026, the“Example” section of the Fund’s Summary Prospectus and Prospectus are deleted in their entirety and replaced with the following:EXAMPLE
Expense Example Narrative [Text Block]	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then hold or sell all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example.
Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Alpha Architect US Equity 3 ETF S000097630
Prospectus [Line Items]
Other Expenses, New Fund, Based on Estimates [Text]	Other Expenses are estimated for the current fiscal year.
Operating Expenses Caption [Optional Text]	Effective May 1, 2026, the “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Summary Prospectus and Prospectus are deleted in their entirety and replaced as follows:ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Expense Example [Heading]	Effective May 1, 2026, the“Example” section of the Fund’s Summary Prospectus and Prospectus are deleted in their entirety and replaced with the following:EXAMPLE
Expense Example Narrative [Text Block]	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then hold or sell all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example.
Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Alpha Architect US Equity 4 ETF
Prospectus [Line Items]
Other Expenses, New Fund, Based on Estimates [Text]	Other Expenses are estimated for the current fiscal year.
Operating Expenses Caption [Optional Text]	Effective May 1, 2026, the “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Summary Prospectus and Prospectus are deleted in their entirety and replaced as follows:ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Expense Example [Heading]	Effective May 1, 2026, the“Example” section of the Fund’s Summary Prospectus and Prospectus are deleted in their entirety and replaced with the following:EXAMPLE
Expense Example Narrative [Text Block]	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then hold or sell all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example.
Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be: